Initial Public Offering (Detail) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	50,000,000	50,000,000
Sale of stock price per unit	$ 10.00	$ 10.00
Common Stock Class A | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit	$ 11.50	$ 11.50
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional capital units (in Shares)	7,500,000	7,500,000